Share-based payments - Restricted Share Units Activity (Details) - Restricted Share Units (RSU)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Restricted share units
RSUs as of January 1 (in shares) | shares	548,969	234,500	74,000
Granted during the year (in shares) | shares	0	486,000	210,000
Vested during the year | shares	(222,400)	(115,531)	0
Forfeited during the year (in shares) | shares	(30,000)	(56,000)	(49,500)
RSUs as of December 31 (in shares) | shares	296,569	548,969	234,500
Weighted- average grant date fair value
RSUs as of January 1 (in USD per share) | $ / shares	$ 11.86	$ 4.60	$ 5.70
Granted during the year (in USD per share) | $ / shares	0	15.00	4.50
Vested or expected to vest (in USD per share) | $ / shares	11.61	8.54	0
Forfeited during the year (in USD per share) | $ / shares	15.55	15.55	5.70
Non-vested RSUs as of December 31 (in USD per share) | $ / shares	$ 11.50	$ 11.86	$ 4.60